Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

For the year ended December 31, 2024	Note	Network infrastructure and equipment (1)	Land and buildings (1)	Assets under construction	Total
Cost
January 1, 2024		74,676	9,805	2,355	86,836
Additions		2,092	430	2,107	4,629
Business acquisitions	4	72	184	10	266
Transfers		881	79	(2,239)	(1,279)
Retirements and disposals		(1,484)	(232)	(8)	(1,724)
Impairment losses recognized in earnings	8	(85)	(95)	—	(180)
Reclassified to assets held for sale	16	(1)	(10)	—	(11)
December 31, 2024		76,151	10,161	2,225	88,537
Accumulated depreciation
January 1, 2024		50,926	5,558	—	56,484
Depreciation		3,245	513	—	3,758
Retirements and disposals		(1,447)	(214)	—	(1,661)
Other		(43)	(2)	—	(45)
December 31, 2024		52,681	5,855	—	58,536
Net carrying amount
January 1, 2024		23,750	4,247	2,355	30,352
December 31, 2024		23,470	4,306	2,225	30,001
(1)Includes right-of-use assets. See Note 18, Leases, for additional details.

For the year ended December 31, 2023	Note	Network infrastructure and equipment (1)	Land and buildings (1)	Assets under construction	Total
Cost
January 1, 2023		71,875	9,139	2,598	83,612
Additions		2,990	795	2,176	5,961
Business acquisitions/(business disposition)	4	8	(103)	(100)	(195)
Transfers		1,368	79	(2,317)	(870)
Retirements and disposals		(1,557)	(53)	(2)	(1,612)
Impairment losses recognized in earnings	8	—	(42)	—	(42)
Reclassified to assets held for sale	16	(8)	(10)	—	(18)
December 31, 2023		74,676	9,805	2,355	86,836
Accumulated depreciation
January 1, 2023		49,236	5,120	—	54,356
Depreciation		3,254	491	—	3,745
Business disposition		(1)	(17)	—	(18)
Retirements and disposals		(1,508)	(37)	—	(1,545)
Transfers		23	2	—	25
Reclassified to assets held for sale	16	(6)	—	—	(6)
Other		(72)	(1)	—	(73)
December 31, 2023		50,926	5,558	—	56,484
Net carrying amount
January 1, 2023		22,639	4,019	2,598	29,256
December 31, 2023		23,750	4,247	2,355	30,352
(1)Includes right-of-use assets. See Note 18, Leases, for additional details.